Financial Instruments (Details Narrative)	6 Months Ended
Oct. 31, 2020 USD ($)
Investments, All Other Investments [Abstract]
Loss from measurements of fair value of derivative instruments	$ (83,803)
Derivative expense	148,587
Fair market value of derivatives	$ 812,390